EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2015 as revised December 4, 2015

1.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of the Fund's Prospectus and page 24 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I
Management Fees(2)	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.61%	2.36%	1.36%
Expense Reimbursement(1)(2)	(0.21)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%	2.15%	1.15%

(1)

Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Tax-Managed Global Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Value Fund) and the Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio) (the “Portfolio”), the Fund’s master Portfolio.  “Management Fees” reflect a fee reduction agreement to the Portfolio’s investment advisory agreement effective March 1, 2014, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Portfolio’s revised advisory fee was in effect for the Fund’s full fiscal year ended October 31, 2014.

(2)

The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares.  This expense reimbursement will continue through February 28, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$709	$1,034	$1,382	$2,360	$709	$1,034	$1,382	$2,360
Class C shares	$318	$716	$1,241	$2,680	$218	$716	$1,241	$2,680
Class I shares	$117	$410	$725	$1,617	$117	$410	$725	$1,617

2.

The following replaces the second paragraph under “Tax-Managed Global Dividend Income Fund.” in “Management and Organization”:

Pursuant to a sub-advisory agreement, Eaton Vance has delegated a portion of the investment management of the Fund to Eaton Vance Management (International) Limited (“EVMI”), a registered investment adviser.  Eaton Vance pays EVMI a portion of the advisory fee for sub-advisory services provided to the Fund.  For the fiscal year ended October 31, 2014, the effective annual rate of investment advisory fee paid to Eaton Vance, based on average daily net assets of the Fund was 0.64%.

January 4, 2016	20616 1.4.16

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GLOBAL SMALL-CAP FUND

(formerly Eaton Vance Small-Cap Value Fund)

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

Supplement to Prospectus dated May 1, 2015

1.

Class B shares of Eaton Vance Global Small-Cap Fund are no longer available.  All references to Class B shares of Eaton Vance Global Small-Cap Fund are removed.

2.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Balanced Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses(1)	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.14%	1.89%	1.89%	0.89%
Expense Reimbursement(2)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.98%	1.73%	1.73%	0.73%

(1)

Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests.

(2)

The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.98% for Class A shares, 1.73% for Class B shares and Class C shares and 0.73% for Class I shares.  This expense reimbursement will continue through April 30, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$669	$901	$1,152	$1,868	$669	$901	$1,152	$1,868
Class B shares	$676	$978	$1,206	$2,003	$176	$578	$1,006	$2,003
Class C shares	$276	$578	$1,006	$2,199	$176	$578	$1,006	$2,119
Class I shares	$75	$268	$477	$1,081	$75	$268	$477	$1,081

3.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Global Small-Cap Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%
Expense Reimbursement(1)(2)	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.40%	2.15%	1.15%

(1)

“Management Fees” reflect a fee reduction agreement to the Fund’s investment advisory agreement effective March 1, 2014, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund’s revised advisory fee was in effect for the Fund’s full fiscal year ended December 31, 2014.

(2)

The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares.  This expense reimbursement will continue through April 30, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$709	$1,062	$1,439	$2,492	$709	$1,062	$1,439	$2,492
Class C shares	$318	$745	$1,299	$2,810	$218	$745	$1,299	$2,810
Class I shares	$117	$440	$785	$1,761	$117	$440	$785	$1,761

4.

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Stock Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I
Management Fees(2)	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%
Expense Reimbursement(1)(3)	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.98%	1.73%	0.73%

(1)

Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Stock Fund (formerly Eaton Vance Large-Cap Core Research Fund) and the Stock Portfolio (formerly Large-Cap Core Research Portfolio) (the “Portfolio”), the Fund’s master Portfolio.

(2)

“Management Fees” have been restated to reflect the elimination of the Administration Fee (effective October 31, 2014) and a fee reduction agreement to the Portfolio’s investment advisory agreement (effective January 1, 2016), as if both were in effect for the Fund’s full fiscal year ended December 31, 2014.

(3)

The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.98% for Class A shares, 1.73% for Class C shares and 0.73% for Class I shares.  This expense reimbursement will continue through April 30, 2017.  Any amendment to or termination of this reimbursement would require approval of the Board of Trustees.  The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses.  Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$669	$928	$1,206	$1,997	$669	$928	$1,206	$1,997
Class C shares	$276	$606	$1,061	$2,325	$176	$606	$1,061	$2,325
Class I shares	$75	$296	$535	$1,222	$75	$296	$535	$1,222

5.

The following replaces the first paragraph under “Stock Portfolio.” in “Management and Organization”:

Stock Portfolio.  Under its investment advisory agreement with Stock Portfolio, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)*
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%

(1)

Pursuant to a fee reduction agreement effective January 1, 2016.

January 4, 2016	20614 1.4.16

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